Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Award Granting Policy

In December 2024, the Company adopted the RTX Corporation Equity Award Granting Policy. The policy provides that, in order to minimize the risk of award decisions being made while the Company is in possession of material non-public information, it is the Company’s intent to grant equity-based awards on regularly scheduled predetermined dates that fall outside of the period beginning four trading days before, and ending one trading day after, the filing or furnishing of any periodic report on Form 10-Q or Form 10-K, or any current report on Form 8-K that discloses material non-public information (“Grant Restriction Period”).

As outlined in the policy, annual equity-based awards to Company executives are to be granted within the two-week period following the first regularly scheduled Board or HCC Committee meeting for the year. From time to time, the Company may also grant equity-based awards in connection with a new hire, promotion, retention or for various other reasons. Such grants are to be made on the first trading day of each month, unless the HCC Committee approves an exception. If such planned date falls within a Grant Restriction Period, the grant date shall be postponed, to the extent practicable, to the first trading day following the Grant Restriction Period.

The RTX Corporation Board of Directors Deferred Stock Unit Plan outlines the grant timing for non-employee directors. Under the Plan, non-employee directors are granted annual Deferred Stock Unit awards on the date of our Annual Meeting of Shareowners. New directors joining the Board may be granted a whole or partial annual DSU award on the date they join the Board. For Board members appointed to a leadership role outside of the standard Board cycle, the grant date is the date of appointment.

Award Timing Method	As outlined in the policy, annual equity-based awards to Company executives are to be granted within the two-week period following the first regularly scheduled Board or HCC Committee meeting for the year. From time to time, the Company may also grant equity-based awards in connection with a new hire, promotion, retention or for various other reasons. Such grants are to be made on the first trading day of each month, unless the HCC Committee approves an exception. If such planned date falls within a Grant Restriction Period, the grant date shall be postponed, to the extent practicable, to the first trading day following the Grant Restriction Period.

The RTX Corporation Board of Directors Deferred Stock Unit Plan outlines the grant timing for non-employee directors. Under the Plan, non-employee directors are granted annual Deferred Stock Unit awards on the date of our Annual Meeting of Shareowners. New directors joining the Board may be granted a whole or partial annual DSU award on the date they join the Board. For Board members appointed to a leadership role outside of the standard Board cycle, the grant date is the date of appointment.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The policy provides that, in order to minimize the risk of award decisions being made while the Company is in possession of material non-public information, it is the Company’s intent to grant equity-based awards on regularly scheduled predetermined dates that fall outside of the period beginning four trading days before, and ending one trading day after, the filing or furnishing of any periodic report on Form 10-Q or Form 10-K, or any current report on Form 8-K that discloses material non-public information (“Grant Restriction Period”).